Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-2

Collection Period	04/01/16-04/30/16
Determination Date	5/9/2016
Distribution Date	5/16/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$823,451,938.59
2.	Collections allocable to Principal		$26,247,624.20
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,212,719.49
5.	Pool Balance on the close of the last day of the related Collection Period		$795,991,594.90
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		55,458
7.	Initial Pool Balance		$1,165,000,011.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$119,313,469.26	$105,583,297.42
	c. Class A-2b Floating Rate Note Balance	$119,313,469.27	$105,583,297.42
	d. Class A-3 Note Balance	$384,000,000.00	$384,000,000.00
	e. Class A-4 Note Balance	$116,945,000.00	$116,945,000.00
	f. Class B Note Balance	$23,300,000.00	$23,300,000.00
	g. Class C Note Balance	$23,300,000.00	$23,300,000.00
	h. Class D Note Balance	$31,455,000.00	$31,455,000.00
	i. Note Balance (sum a - h)	$817,626,938.53	$790,166,594.84
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.6214243	0.5499130
	c. Class A-2b Floating Rate Note Pool Factor	0.6214243	0.5499130
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7018257	0.6782546
10.	Overcollateralization Target Amount		$5,825,000.06
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,825,000.06
12.	Weighted Average Coupon	%	7.12%
13.	Weighted Average Original Term (months)	months	65.88
14.	Weighted Average Remaining Term (months)	months	51.14
15.	1-Month LIBOR for the accrual period ending 5/16/2016		0.43275%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 5/16/2016		0.71275%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,912,167.06
	b. Liquidation Proceeds allocable to Finance Charge		$1,655.34
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,913,822.40
18.	Principal:
	a. Collections allocable to Principal		$26,247,624.20
	b. Liquidation Proceeds allocable to Principal		$654,318.23
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$26,901,942.43
19.	Total Finance Charge and Principal Collections (17d + 18d)		$31,815,764.83
20.	Interest Income from Collection Account		$10,307.08
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$31,826,071.91

Available Funds
23.	Available Collections	$31,826,071.91
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$31,826,071.91
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$686,209.95
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$686,209.95
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$81,530.87
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$81,530.87
	i. Class A-2b Monthly Interest	$73,229.47
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$73,229.47
	m. Class A-3 Monthly Interest	$438,400.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$438,400.00
	m. Class A-4 Monthly Interest	$175,417.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$175,417.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$41,745.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$41,745.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$46,405.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$46,405.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$79,686.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$79,686.00

36.	Quaternary Principal Distributable Amount	$21,635,343.63
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$23,257,969.08
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,825,000.06
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,913,822.40
	b. Total Daily Deposits of Principal Collections	$26,901,942.43
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$10,307.08
	e. Total Deposits to Collection Account (sum a - d)	$31,826,071.91
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$686,209.95
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$28,396,759.19
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,743,102.77
	f. Total Withdrawals from Collection Account (sum a - e)	$31,826,071.91
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$81,530.87
	c. Class A-2b Interest Distribution	$73,229.47
	d. Class A-3 Interest Distribution	$438,400.00
	e. Class A-4 Interest Distribution	$175,417.50
	f. Class B Interest Distribution	$41,745.83
	g. Class C Interest Distribution	$46,405.83
	h. Class D Interest Distribution	$79,686.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$13,730,171.84
	k. Class A-2b Principal Distribution	$13,730,171.85
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$28,396,759.19
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$13,811,702.71
	c. Class A-2b Distribution	$13,803,401.32
	d. Class A-3 Distribution	$438,400.00
	e. Class A-4 Distribution	$175,417.50
	f. Class B Distribution	$41,745.83
	g. Class C Distribution	$46,405.83
	h. Class D Distribution	$79,686.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$28,396,759.19

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$2,743,102.77
	b. Reserve Account surplus (Ln 57)	$1,031.46
	c. Total Deposits to Certificate Payment Account (sum a - b)	$2,744,134.23
48.	Withdrawals
	a. Certificateholder Distribution	$2,744,134.23
	b. Total Withdrawals from Certificate Payment Account	$2,744,134.23
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,912,500.03	$2,912,500.03
	b. Note Balance	$790,166,594.84
50.	Required Reserve Account Amount	$2,912,500.03
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,912,500.03
52.	Investment Earnings	$1,031.46
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,913,531.49
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$1,031.46
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,912,500.03
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$686,209.95
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$28,396,759.19
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,743,102.77
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,031.46
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$13,811,702.71
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$13,803,401.32
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$438,400.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$175,417.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$41,745.83
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$46,405.83
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$79,686.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,744,134.23

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	825	$12,820,708.79
	b. 61 to 90 days past due	315	$4,846,913.19
	c. 91 to 120 days past due	81	$1,175,523.99
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,221	$18,843,145.97
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		2.3673%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	79	$1,212,719.49
77.	Liquidation Proceeds (recoveries)	143	$655,973.57
78.	Net Losses (Ln 76 - Ln 77)		$556,745.92
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0676%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	775	$12,330,541.61
81.	Liquidation Proceeds (recoveries)	609	$5,180,188.26
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$7,150,353.35
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		0.6138%
84.	Average Net Loss on Defaulted Receivables		$9,226.26

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,896,109,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer